Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Non current provisions	$ 487,466	$ 758,943	$ 612,862
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	100,076	118,602	100,125
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	290,096	533,434	389,788
Civil and other [member]
Disclosure of other provisions [line items]
Non current provisions	$ 97,294	$ 106,907	$ 122,949